Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

9.	STOCKHOLDERS’ EQUITY

Preferred Stock

In connection with our initial public offering we amended and restated our Certificate of Incorporation (“Certificate”) authorizing us to issue 50,000,000 shares of undesignated preferred stock, par value $0.01 per share. The preferred stock could be issued from time to time in one or more series, each of which series had distinctive designation or title and such number of shares as was fixed by the Board prior to the issuance of any shares thereof. Each such series of preferred stock had voting powers, full or limited, or no voting powers, and such preferences and relative, participating optional or other special rights and such qualifications, limitations or restrictions thereof, as had to be stated and expressed in the resolution or resolutions providing for the issue of such series of preferred stock.

Common Stock

During 2010, 2009 and 2008, we issued shares of common stock in connection with employee share-based payment arrangements. See Note 10 to the consolidated financial statements.

During the fiscal year ended December 31, 2008, we issued approximately 8,850,000 unregistered shares of our common stock in connection with our acquisition of Accuro. We valued this equity issuance at $14.62 per share, which was computed using the five-day average of our closing share price for the period beginning two days before the April 29, 2008 announcement of the Accuro Acquisition and ending two days after the announcement.

During the fiscal year ended December 31, 2008, we issued approximately 20,000 shares of our common stock to an unrelated charitable foundation. The market value of the common stock on the date of issuance was approximately $348, which has been recorded as non-cash, non-employee share-based expense in our accompanying Consolidated Statement of Operations for the fiscal year ended December 31, 2008.

Common Stock Warrants

As of December 31, 2010 and 2009, we had approximately 38,000 warrants outstanding that were exercisable into common stock at a weighted average exercise price of $2.29 with a weighted average remaining life of 2.5 and 3.5 years, respectively. During the fiscal year ended December 31, 2008, we issued approximately 190,000 unregistered shares of our common stock in connection with a cashless exercise of a warrant.

Shareholder Notes Receivable

During 2008, we settled all outstanding notes receivable issued by certain stockholders. The notes were collateralized by pledged shares of our common stock. In lieu of cash payment, we accepted a number of the pledged shares as payment in full for amounts owed under the notes receivable. The number of shares paid was determined by dividing the total principal and interest due under each note receivable by the closing market price of our common stock on the date prior to the effective date of each respective transaction. We received approximately 33,000 shares of our common stock in lieu of cash to settle $585 in principal and interest outstanding under the notes receivable. The shares were subsequently retired and are no longer outstanding. For the year ended December 31, 2008, we recorded a mark to market adjustment to decrease non-cash share-based compensation expense of $645 related to the underlying shares pledged as collateral for the notes.